Ameritas LIfe Insurance Corp. Logo

Donald R. Stading
Senior Vice President, Secretary,
and Corporate General Counsel
(402) 467-7465 (Direct)                5900 "O" Street / Lincoln, NE / 68510
(402) 467-7956 (Fax)

February 27, 2004

                                            (Transmitted via EDGAR on 2/27/2004)


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549

RE:    NSAR Filing:    Acacia Life Insurance Co Regent 2001 ("Registrant")
                       File No. 811-10403


Dear Sirs:

         We hereby submit the annual Form NSAR filing for the above-referenced Registrant.

         There is no fee for this filing.

         If you have any questions concerning this filing, please contact the undersigned.

Sincerely,

/s/ Donald R. Stading

Donald R. Stading
Senior Vice President, Secretary
and Corporate General Counsel

Attachment

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                           / /          (a)
               or fiscal year ending:                       12/31/2003     (b)

Is this a transition report?  (Y/N)                                         N

Is this an amendment to a previous filing?  (Y/N)                           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:    Acacia Life Insurance Co Regent 2001
     B. File Number:        811-10403
     C. Telephone Number:   402-467-1122

2.   A. Street:             5900 "O" Street
     B. City:               Lincoln
     C. State:              NE
     D. Zip Code:           68510           Zip Ext:
     E. Foreign Country:             Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)             N

4.   Is this the last filing on this form by Registrant? (Y/N)              N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)        N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                     Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) N [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/2003      If filing more than one Page 47, "X" box:[ ]
File number 811-10403

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: Acacia Life Insurance Company

     B. [/] File Number (if any):

     C. [/] City:  Lincoln     State:  NE    Zip Code:  68510    Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

112. A. [/] Sponsor Name: Acacia Life Insurance Company

     B. [/] File Number (if any):

     C. [/] City:   Lincoln      State:  NE     Zip Code:  68510    Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:

For period ending  12/31/2003     If filing more than one Page 48, "X" box: [ ]
File number 811-10403

113. A. [/] Trustee Name:

     B. [/] City: State: Zip Code: Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

114. A. [/] Principal Underwriter Name: The Advisors Group, Inc.

     B. [/] File Number (if any):

     C. [/] City:  Bethesda      State:  MD     Zip Code:   20814     Zip Ext.:

        [/] Foreign Country:           Foreign Postal Code:

115. A. [/] Independent Public Accountant Name: DeLoitte & Touche LLP

     B. [/] City:   Lincoln      State: NE      Zip Code: 68508    Zip Ext.:

        [/] Foreign Country:          Foreign Postal Code:

For period ending  12/31/2003      If filing more than one Page 49, "X" box:[ ]
File number 811-10403

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies: (Y/N)

     B. [/] Identify the family in 10 letters:

117. A. [/]  Is Registrant a separate account of an insurance company?:Y/N)   Y

     If answer if "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.[/] Variable annuity contracts? (Y/N)                                  Y

     C. [/] Scheduled premium variable life contracts? (Y/N)                  N

     D. [/] Flexible premium variable life contracts? (Y/N)                   N

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)                                     N

118. [/] State the number of series existing at the end of the period that had securities registered  under the Securities
         Act of 1933                                                          1


119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                                          0


120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                                 $   0

121. [/] State the number of series for which a current prospectus
         was in existence at the end of the period                            0

122. [/] State the number of existing series for which additional units were registered under the Securities act of 1933
         during the current period                                            0

For period ending  12/31/2003      If filing more than one Page 50, "X" box:[ ]
File number 811-10403

123. [/] State the total value of the additional units considered in
         answering item 122 ($000's omitted)                              $   0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
         in the subsequent series) ($000's omitted)                       $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
         of units of all series of Registrant ($000's omitted)            $   0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of           Total Assets         Total Income
                                                       Series                ($000's           Distributions
                                                      Investing              omitted)         ($000's omitted)

A.   U.S. Treasury direct issue                                          $                     $
                                                     ----------            -----------           -----------
B.   U.S. Government agency                                              $                     $
                                                     ----------            -----------           -----------
C.   State and municipal tax-free                                        $                     $
                                                     ----------            -----------           -----------
D.   Public utility debt                                                 $                     $
                                                     ----------            -----------           -----------
E.   Brokers or dealers debt or debt of
Brokers' or dealers' parent                                              $                     $
                                                     ----------            -----------           -----------
F.   All other corporate intermed. &
long-term debt                                                           $                     $
                                                     ----------            -----------           -----------
G.   All other corporate short-term debt                                 $                     $
                                                     ----------            -----------           -----------
H.   Equity securities of brokers or dealers
or parents of brokers or dealers                                         $                     $
                                                     ----------            -----------           -----------
I.   Investment company equity securities                                $                     $
                                                     ----------            -----------           -----------
J.   All other equity securities                                         $           0         $           0
                                                     ----------            -----------           -----------
K.   Other securities                                                    $                     $
                                                     ----------            -----------           -----------
L.   Total assets of all series of registrant                            $           0         $
                                                     ----------            -----------           -----------


For period ending  12/31/2003      If filing more than one Page 51, "X" box:[ ]
File number 811-10403

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
         issuer? (Y/N)                                                       N

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                                 $ 0

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-10403      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____

This report is signed on behalf of the registrant (or depositor or trustee).

City of:    Bethesda                         State of:  MD       Date: 02/27/04

Name of Registrant, Depositor, or Trustee:
                                       Acacia Life Insurance Company (Depositor)

By (Name and Title):               Witness (Name and Title):

/s/ Haluk Ariturk                  /s/ James E. Harvey

Haluk Ariturk                      James E. Harvey
Director, President and            Vice President, Corporate Financial
  Chief Executive Officer          Officer and Assistant to the Executive Office